Selling, General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Selling, general and administrative expense [abstract]
Summary of Selling, General and Administrative Expenses
Details of the selling, general and administrative expenses for the years ended December 31, 2022, 2021 and 2020 are as follows:

	2022	2021	2020
	(In millions of Korean won)
Advertising expenses	₩ 29,898	₩ 35,948	₩ 30,084
Fees and commissions	15,909	13,959	13,928
Lease expenses	646	530	460
Salaries	17,598	15,491	11,761
Expenses related to defined contribution plans	783	729	585
Employee benefits	1,972	1,598	1,419
Depreciation	2,976	2,166	1,424
Amortization	1,155	930	597
Other expenses	6,677	4,280	2,142
Total	₩ 77,614	₩ 75,631	₩ 62,400